Finance Income And Costs - Summary of Finance Income And Cost (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Finance Income And Costs [Line Items]
Finance income	₩ 4,187	₩ 2,073	₩ 1,875
Finance costs	1,594	1,002	1,452
Interest Income
Disclosure Of Finance Income And Costs [Line Items]
Finance income	1,626	819	554
Unrealized Foreign Currency Gain
Disclosure Of Finance Income And Costs [Line Items]
Finance income	119	81	288
Gain on Foreign Currency Transaction
Disclosure Of Finance Income And Costs [Line Items]
Finance income	2,442	1,173	1,033
Unrealized Foreign Currency Loss
Disclosure Of Finance Income And Costs [Line Items]
Finance costs	267	99	671
Loss on Foreign Currency Transaction
Disclosure Of Finance Income And Costs [Line Items]
Finance costs	1,050	891	768
Others
Disclosure Of Finance Income And Costs [Line Items]
Finance costs	₩ 277	₩ 12	₩ 13